UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                   FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03.31.2013
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Check here if Amendment |_|: Amendment Number: __________
 This Amendment (Check only one.):   |_| is a restatement.
                                     |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: INCA Investments, LLC
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Address: 8950 SW 74 Court Suite 1601
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         Miami, Fl 33156
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Form 13F File Number: 028-14407

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Nathan Woodruff
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Title: CCO
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Phone: (305) 722-4309
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Signature, Place, and Date of Signing:

Nathan Woodruff		      Miami, Florida    	      04.04.2013
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   (Signature)                 (City, State)                    (Date)

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                0
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Form 13F Information Table Entry Total:                          13
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Form 13F Information Table Value Total:                       115699 (thousands)
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                           FORM 13F INFORMATION TABLE

                                                                                                       VOTING AUTHORITY
                                                         VALUE     SHARES/ SH/ PUT/ INVSTMT  OTHER   -----------------------
        NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS   SOLE  SHARED   NONE
------------------------------  -------------- --------- -------- -------- --- ---- ------- -------- ------- ------ --------
Arcos Dorados Holdings		CLA	       G0457F107    12280   930300 SH	    Sole	      930300
Brasil Foods			ADR	       10552T107    15380   695600 SH       Sole              695600
Bancolombia SA                  ADR            05968L102     9146   144600 SH       Sole              144600
Banco de Chile			ADR	       059520106      370     3900 SH	    Sole	        3900
Compania Cervecerias Unidas SA  ADR            204429104    14062   425100 SH       Sole              424100
Copa Holdings SA                CLA            P31076105     5460    45650 SH       Sole               45650
Credicorp Ltd                   COM            G2519Y108    32338   194750 SH       Sole              194750
Grupo Televisa SA De CV         ADR            40049J206    17233   647600 SH       Sole              647600
Itau Unibanco Hdg SA            ADR            465562106     3556   199800 SH       Sole              199800
Grupo Aeroportuario Del Sureste ADR	       40051E202     1367    10000 SH       Sole               10000
I Shares MSCI Brazil		ETF	       464286400     1367    25100 SH	    Sole               25100
I Shares MSCI Chile		ETF	       464286640     1272    19600 SH       Sole               19600
I Shares MSCI Peru		ETF	       464289842     1868    42000 SH	    Sole	       42000